LEASES - Future minimum lease payments (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	¥ 598,062	$ 93,850
2023	369,272	57,947
2024	174,845	27,437
2025	65,989	10,355
2026 and thereafter	50,459	7,918
Less: interest	(85,505)	(13,418)
Total operating lease liabilities	¥ 1,173,122	$ 184,089